Investments - Total Realized and Unrealized Gains and Losses with Equity Investments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net realized gains (losses) recognized on equity investments sold	$ 114	$ 0
Net unrealized gains (losses) recognized on equity investments held	(278)	0
Total net gains (losses) recognized in other income (expense), net	$ (164)	$ 0